Note 8 - Bonds Payable, Loans Payable and Interest - Interest Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Interest	$ 1,735	$ 442
Amortization of bond premium and debt issuance costs	77	529
Total interest incurred	1,812	971
Less: capitalized interest	(1,812)	(512)
Interest expense	$ 0	$ 459